Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Lease Payments

Lease rents
2017	$156
2018	159
2019	138
2020	61
2021	47
$561